Operating Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Operating Leases

Note 20. Operating Leases

The Company leases offices under operating lease agreements. Some of the Company’s leases include one or more options to renew. For a majority of leases, the Company does not assume renewals in the determination of the lease term as the renewals are not deemed to be reasonably assured. The Company’s lease agreements generally do not contain any material residual value guarantees or material restrictive covenants. As of December 31, 2025, the Company’s lease agreements typically have terms not exceeding seven years.

Payments under the Company’s lease arrangements may be fixed or variable, and variable lease payments primarily represent costs related to common area maintenance and utilities. The components of lease expense are summarized as follows (in thousands):

	Year Ended December 31,
	2025	2024	2023
Operating lease cost	$6,530	$4,504	$4,450
Short term lease cost	714	969	882
Variable lease cost	609	587	352
Sublease income	(348)	(36)	(582)
Total lease cost	$7,505	$6,024	$5,102

Other information related to leases is summarized as follows (in thousands, except lease term and discount rate):

	Year Ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,342	$4,727	$3,672
Right-of-use assets obtained in exchange for new operating lease liabilities	25,700	4,887	3,695
Weighted-average remaining lease term (in years):
Operating leases	5.8	3.2	2.2
Weighted-average discount rate:
Operating leases	7.1%	9.4%	5.5%

During the year ended December 31, 2025, the Company entered into long-term leases for additional office space in (i) New York, United States of America, (ii) Los Angeles, United States of America, (iii) Lausanne, Switzerland and (iv) Singapore, and extended an existing lease for office space in London, United Kingdom and Shanghai, China, resulting in additional liabilities of $16.4 million, $7.5 million, $1.2 million, $0.1 million, $0.2 million and $0.1 million, respectively. During the year ended December 31, 2024, the Company (i) exercised a renewal option for office space and entered into a long-term lease for additional office space in Medellín, Colombia, (ii) extended an existing lease for office space in Sofia, Bulgaria, (iii) entered into a long-term lease for additional office space in Tallinn, Estonia and (iv) extended an existing lease for office space in Lausanne, Switzerland, resulting in additional liabilities of $2.7 million, $1.5 million, $0.6 million and $0.3 million, respectively. During the year ended December 31, 2023, the Company entered into long-term leases for office space in New York, United States of America and London, United Kingdom resulting in additional lease liabilities of $2.5 million and $1.1 million, respectively.

The Company calculated the weighted-average discount rates using incremental borrowing rates, which equal the rates of interest that it would pay to borrow funds on a fully collateralized basis over a similar term.

As of December 31, 2025, the maturity of lease liabilities are as follows (in thousands):

(in thousands)
2026	$6,919
2027	6,168
2028	5,971
2029	5,412
2030	4,711
Thereafter	8,358
Total minimum lease payments	37,539
Less: Imputed interest	(7,044)
Present value of lease liabilities	$30,495